Average Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio
Apr. 29, 2025
Select Telecommunications Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	21.18%
Past 5 years	4.82%
Past 10 years	6.00%
Select Telecommunications Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.50%
Past 5 years	2.99%
Past 10 years	4.22%
Select Telecommunications Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.95%
Past 5 years	3.51%
Past 10 years	4.45%
IXYR4
Average Annual Return:
Past 1 year	28.15%
Past 5 years	5.03%
Past 10 years	4.57%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%